Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Madison Conservative Allocation Fund | Conservative Allocation Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	9.30%	4.55%	7.95%	(13.80%)	2.96%	9.15%	12.44%	(2.98%)	9.68%	4.77%
Madison Moderate Allocation Fund | Moderate Allocation Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	11.13%	6.99%	10.32%	(14.50%)	6.78%	9.72%	16.00%	(4.80%)	14.29%	6.51%
Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	12.49%	8.91%	12.32%	(15.39%)	9.50%	9.60%	19.23%	(6.60%)	18.05%	7.91%
Madison Diversified Income Fund | Diversified Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	6.70%	4.80%	3.33%	(7.95%)	14.39%	7.57%	19.28%	(1.16%)	12.83%	8.75%
Madison Tax-Free National Fund | Tax-Free National Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	3.91%	0.43%	4.00%	(6.21%)	0.02%	4.20%	6.44%	0.86%	3.03%	0.02%
Madison High Quality Bond Fund | High Quality Bond Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	6.21%	2.75%	4.55%	(7.13%)	(1.75%)	4.50%	4.54%	0.91%	1.14%	0.85%
Madison Core Bond Fund | Core Bond Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	6.96%	1.14%	5.63%	(12.83%)	(1.85%)	9.22%	8.30%	(0.98%)	3.02%	3.23%
Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	6.41%	2.53%	10.24%	4.83%	18.43%	12.35%	15.39%	(6.14%)	7.17%	7.90%
Madison Dividend Income Fund | Dividend Income Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	8.17%	7.61%	1.72%	(5.42%)	22.76%	6.35%	25.16%	(0.70%)	19.93%	12.79%
Madison Large Cap Fund | Large Cap Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	3.31%	16.44%	26.09%	(13.17%)	22.68%	14.42%	30.48%	(0.20%)	22.51%	12.97%
Madison Mid Cap Fund | Mid Cap Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	1.62%	10.30%	26.50%	(13.60%)	26.32%	9.45%	33.52%	(1.91%)	15.63%	12.06%
Madison Small Cap Fund | Small Cap Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	(7.12%)	21.94%	16.05%	(24.36%)	20.52%	23.09%	24.67%	(12.09%)	8.90%	18.04%